Investment in Seven Hills - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2014 Seven Hills, LLC [Member]	Dec. 31, 2013 Seven Hills, LLC [Member]
Schedule of Investments [Line Items]
Purchase price allocation									$ 13.0	$ 13.0
Estimated Redemption Value of joint venture		13.8					14.1
Cost of paperboard			4.4	17.6	37.3	33.1	43.6	46.4
Purchase commitments	$ 33.0	$ 29.2